Risk Management Activities - Netting Arrangements (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Current
Disclosure of offsetting of financial assets [line items]
Gross financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	$ (132)	$ (191)
Gross financial assets set off against financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	69	140
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	(63)	(51)
Long-term
Disclosure of offsetting of financial assets [line items]
Gross financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	(104)	(100)
Gross financial assets set off against financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	10	42
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	(94)	(58)
Current
Disclosure of offsetting of financial assets [line items]
Gross financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	120	316
Gross financial liabilities set off against financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	(69)	(140)
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	51	176
Long-term
Disclosure of offsetting of financial assets [line items]
Gross financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	69	631
Gross financial liabilities set off against financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	(10)	(42)
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	$ 59	$ 589